6. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
STOCKHOLDERS' EQUITY

Common Stock

For the year ended December 31, 2017, individuals exercised Series D warrants to purchase 998,079 shares of common stock at a price of $0.75 per share for cash totaling $748,535. These warrants were related to the BBNA merger.

For the year ended December 31, 2017, we issued 2,173,517 shares of common stock for services performed with a fair value of $2,388,478.

For the year ended December 31, 2017, we issued 1,714,285 shares of common stock to L2 Capital, LLC with a fair value of $514,286 under the equity purchase agreement.

For the year ended December 31, 2017, we issued 11,250 shares of common stock pursuant to our private placement memorandum with a fair value of $45,000 ($4.00 per share).

As part of the Merger, 94,343,776 shares of common stock were issued to the shareholders of OTE in exchange for common stock in the merged company.

As a part of our agreement with the Memphis Investors, the board repriced 14,792,500 warrants and 100,000 options to $0.00 per share, the Memphis Investors exercised the warrants and options, and we issued 14,792,500 shares of common stock. These warrants had a fair value of $6,769,562. Per ASC Topic 718, this exchange is treated as a modification. The incremental value of $6,769,562 measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification using the Black-Scholes option pricing model was expensed fully when they were exercised.

On May 8, 2017, JPF Venture Group, Inc., an investment entity that is majority-owned by our director, chief executive officer, and chief financial officer, transferred 148,588 shares of common stock for $111,440 to us to fulfill an overcommitment of Series D warrants.

On May 9, 2017, we issued 536,490 shares of common stock to the former shareholders of TetriDyn Solutions, Inc. for the assumption of $617,032 of accrued expenses and $1,015,506 of convertible notes and notes payable from related and unrelated parties. We recorded a debit of $1,628,026 to additional paid-in capital as part of the recapitalization.

On June 5, 2017, a note holder elected to convert a $25,000 convertible note payable for 1,806,298 shares of common stock ($0.014 per share).

On June 29, 2017, the board of directors approved a stock bonus for our chief executive officer and and our senior financial advisor of 258,476 and 150,590 shares of common stock, respectively, at fair value of $920,399. These shares were issued on November 1, 2017.

On August 3, 2017, we entered into a compensation agreement with our former legal counsel wherein we agreed to pay an outstanding legal bill in the amount of $197,950 by issuance of 65,000 shares covered by a registration statement on Form S-8, filed with the Securities and Exchange Commission on August 25, 2017. The former legal counsel may, at any time and from time to time following the filing of the Form S-8, elect to call for the issuance of shares as payment for the outstanding legal bill. As the shares are sold into the market, the outstanding balance will be reduced. On October 17, 2017, we issued 65,000 shares of common stock pursuant to the agreement with a fair value of $146,250. As of December 31, 2017, our former legal counsel had sold 704 shares with total proceeds of $1,133. As of December 31, 2017, the fair value of the 64,296 shares of common stock was $20,575 and $124,542 was recorded as a change in fair value of liability. As of December 31, 2018, our former legal counsel has sold the remaining 64,296 shares with total proceeds of $14,367. The legal fees balance of $182,450 remains outstanding as of December 31, 2018.

On August 15, 2017, Series B note holders elected to convert $316,666 in notes payable for 316,666 shares of common stock at a conversion rate of $1.00. In addition, they converted accrued interest in the amount of $120,898 for 120,898 shares of common stock. The shares were recorded at fair value of $1,165,892. We recorded a loss on the settlement of debt of $728,328 on the conversion date.

On August 15, 2017, Clean Energy note holders elected to convert $166,800 in notes payable for 139,000 shares of common stock at a conversion rate of $1.20. In addition, they converted accrued interest in the amount of $48,866 for 40,722 shares of common stock.

On August 15, 2017, Jeremy P. Feakins & Associates, LLC, an investment entity that is majority-owned by our director, chief executive officer, and chief financial officer, elected to convert $618,500 in notes payable for 618,500 shares of common stock at a conversion rate of $1.00. In addition, it converted accrued interest in the amount of $207,731 for 207,731 shares of common stock.

On September 8, 2017, JPF Venture Group, Inc., an investment entity that is majority-owned by our director, chief executive officer, and chief financial officer, elected to convert $50,000 in notes payable for 3,612,596 shares of common stock at a conversion rate of $0.014. In addition, it converted accrued interest in the amount of $6,342 for 458,198 shares of common stock.

We entered into a settlement agreement to convert an outstanding payable balance totaling $180,000 into 360,000 shares of common stock. The shares were recorded at fair value of $556,875. We recorded a loss on settlement of debt of $376,875 on settlement date.

On November 8, 2017, Jeremy P. Feakins & Associates LLC, an investment entity that is majority-owned by our director, chief executive officer, and chief financial officer, elected to convert $50,000 of Series B notes payable into 50,000 shares of common stock at a conversion rate of $1.00. In addition, accrued interest of $16,263 was converted into 16,263 shares of common stock.

For the year ended December 31, 2018, we issued 673,345 shares of common stock for services performed with a fair value of $138,986.

For the year ended December 31, 2018, we issued 2,300,000 shares of common stock for financing to L2 Capital with a fair value of $106,905 in cash, net of offering cost.

For the year ended December 31, 2018, we issued 4,000,000 shares of common stock to L2 Capital for the conversion of a portion of our notes payable to L2 Capital in the amount of $114,078.

For the year ended December 31, 2018, note holders elected to exercise warrants to purchase 39,000 shares of common stock for $9,520 in cash.

For the year ended December 31, 2018, we sold 984,352 shares of common stock for $58,980 in cash. This includes 240,840 shares of common stock for $10,000 that were issued to our chief executive officer and an independent director.

For the year ended December 31, 2018, we issued 400,000 shares to L2 Capital as a commitment fee for $21,200 to purchase our outstanding note payable from Collier Investments LLC.

Warrants and Options

We used the following assumptions for options during the year ended December 31, 2018:

Expected volatility:	462% - 509%
Expected lives:	3 years
Risk-free interest rate:	2.01% - 2.85%
Expected dividend yield:	None

We used the following assumptions for options during the year ended December 31, 2017:

Expected volatility:	485%
Expected lives:	3 Years
Risk-free interest rate:	1.98% - 2.01%
Expected dividend yield:	None

During 2012, we issued warrants to purchase 1,075,000 shares of common stock in conjunction with Series A notes payable that were exercisable at a price of $3.00 per share and expired on March 31, 2017. The warrants were fully exercised at $0.00 per share upon board of directors’ approval during the year ended December 31, 2017.

During 2013, we issued warrants to purchase 105,000 shares of common stock in conjunction with Series B notes payable that were exercisable at a price to be determined pursuant to a specified formula. Effective July 21, 2014, our common stock was approved for listing on the GXG Markets First Quote platform with an $0.85 per share price, establishing a price of $0.68 per share for the warrants and making them all exercisable. The warrants were fully exercised at $0.00 per share upon board of directors’ approval during the year ended December 31, 2017.

During 2013, we issued warrants to purchase 300,000 shares of common stock, with an exercise price equal to the greater of a 50% discount of the stock price at our initial public offering of shares or $0.425 per share (subject to adjustment), in conjunction with a note payable to Jeremy P. Feakins & Associates, LLC, an entity owned by our chief executive officer, in the amount of $100,000. Effective July 21, 2014, we were approved for listing on the GXG Markets First Quote platform with an $0.85 per share price, establishing a price of $0.425 per share for the warrants and making them all exercisable. The warrants were fully exercised at $0.00 upon board of directors’ approval during the year ended December 31, 2017.

As part of the merger with BBNA, we assumed outstanding warrants to purchase 10,000,000 shares of common stock with an expiration date of December 31, 2018. These warrants are grouped into five tranches of 2,000,000 shares. The pricing for each tranche was as follows: Series A and Series B were $0.50 per share; Series C was $0.75 per share; Series D was $1.00 per share; and Series E was $1.25 per share. During 2014, 5,786,635 of these warrants were exercised and 1,157,989 were exercised during 2015. In addition, we repriced the Series D warrants to $0.75 per share and Series E warrants to $0.50 per share. During the year ended December 31, 2017, 998,079 were exercised.

During 2014, we issued warrants to purchase 12,912,500 shares of common stock, with an exercise price of $0.425 per share (subject to adjustment) in conjunction with a note payable to Jeremy P. Feakins & Associates, LLC, an entity owned by our chief executive officer, in the amount of $2,265,000. On April 4, 2016, the note holder agreed to amend the note to extend the due date of the note to December 31, 2017. We did not modify the terms of the warrants. The warrants were fully exercised at $0.00 per share upon board of directors’ approval during the year ended December 31, 2017.

During 2014, we issued warrants to purchase 300,000 shares of common stock, with an exercise price of $1.00 per share and an expiration date of December 31, 2018, in conjunction with notes payable to individuals, including a then-related party, in the amount of $300,000. The warrants were fully exercised at $0.00 per share upon board of directors’ approval during the year ended December 31, 2017.

The following table summarizes all warrants outstanding and exercisable for the years ended December 31, 2018 and 2017:

Warrants	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2016	15,912,210	$0.76
Granted	134,000	*
Exercised	(998,079)	$0.31
Exercised (re-priced to $0.00)	(14,692,500)	$0.00
Forfeited	(221,631)	$0.00
Balance at December 31, 2017	134,000	$0.76
Granted	255,073	$0.21
Exercised	(39,000)	$0.24
Forfeited	—	$0.00
Balance at December 31, 2018	350,073	$0.18
Exercisable December 31, 2018	350,073	$0.18

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*Discount of 15% of CPWR closing price on OTCQB the day before the warrant is exercised.

The aggregate intrinsic value represents the excess amount over the exercise price that optionees would have received if all options had been exercised on the last business day of the period indicated, based on our closing stock price of $0.06 per share on December 31, 2018. The intrinsic value of warrants to purchase 350,073 shares on that date was $3,408.

During the year ended December 31, 2018, we issued warrants to purchase 125,073 shares of our common stock, none of which has been exercised, to Craft Capital Management, LLC, as a finder’s fee for debt and equity transactions between L2 Capital and us.

As of December 31, 2017, we issued warrants to purchase 134,000 shares of our common stock to note holders. During 2018, we issued additional warrants to purchase 128,000 shares of our common stock (see Note 4). During 2018, the note holders elected to exercise warrants and purchase 39,000 shares of common stock for $9,520 in cash (see Note 6). As of December 31, 2018, we have outstanding warrants to purchase 223,000 shares of our common stock.

On, January 1, 2015, we issued to our independent director, who was then vice president shareholder relations, three-year options to purchase an aggregate of 100,000 shares of common stock at $0.75 per share, which would expire on January 1, 2018. The options vest in four segments of 25,000 shares per quarter commencing on: March 31, 2015; June 30, 2015; September 30, 2015, and December 31, 2015. We calculated the fair value of the options by using the Black-Scholes option-pricing model with the following weighted average assumptions: no dividend yield for all the years; expected volatility of 54%; risk-free interest rate of 0.25%; and an expected life of one year. The fair value of the options was $22,440 or $0.2244 per option. These options were fully exercised at $0.00 upon approval by our board of directors during the year ended December 31, 2017.

The following table summarizes all options outstanding and exercisable for the years ended December 31, 2018 and 2017:

	Number of	Weighted Average Exercise
	Options	Price
Balance at December 31, 2016	100,000	$0.75
Granted	—	—
Exercised	(100,000)	$0.75
Forfeited	—	—
Balance at December 31, 2017	—	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Balance at December 31, 2018	—	—
Exercisable December 31, 2018	—	—